                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2686

                       RIVERSOURCE TAX-EXEMPT SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 11/30

Date of reporting period: 5/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
INTERMEDIATE TAX-EXEMPT FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MAY 31, 2009


RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH A HIGH LEVEL OF CURRENT
INCOME EXEMPT FROM FEDERAL INCOME TAXES.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    6

Portfolio of Investments...........    8

Statement of Assets and
  Liabilities......................   19

Statement of Operations............   20

Statements of Changes in Net
  Assets...........................   21

Financial Highlights...............   22

Notes to Financial Statements......   25

Approval of Investment Management
  Services Agreement...............   37

Proxy Voting.......................   40




--------------------------------------------------------------------------------
           RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Intermediate Tax-Exempt Fund (the Fund) Class A shares increased
  7.81% (excluding sales charge) for the six months ended May 31, 2009.

> The Fund outperformed the Barclays Capital 3-15 Year Blend Municipal Bond
  Index, which rose 7.19% for the period.

> The Fund also outperformed the Lipper Intermediate Municipal Debt Funds Index, representing the Fund's peer group, which increased 7.27% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended May 31, 2009)
--------------------------------------------------------------------------------


                          6 months*  1 year  3 years  5 years  10 years
-----------------------------------------------------------------------
RiverSource Intermediate
  Tax-Exempt Fund Class
  A (excluding sales
  charge)                   +7.81%   +3.19%   +3.15%   +3.09%   +3.69%
-----------------------------------------------------------------------
Barclays Capital 3-15
  Year Blend Municipal
  Bond Index(1)
  (unmanaged)               +7.19%   +5.90%   +5.25%   +4.66%   +5.07%
-----------------------------------------------------------------------
Lipper Intermediate
  Municipal Debt Funds
  Index(2)                  +7.27%   +2.81%   +3.54%   +3.43%   +4.02%
-----------------------------------------------------------------------


* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds.

The 3.00% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
2  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




(1) The Barclays Capital 3-15 Year Blend Municipal Bond Index, an unmanaged index, is a market value-weighted index of investment grade fixed-rate municipal bonds with maturities of 2-17 years. The index is frequently used as a general performance measure of tax-exempt bonds with intermediate maturities. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Intermediate Municipal Debt Funds Index includes the 30 largest intermediate municipal debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MAY 31, 2009
                                                                           SINCE
Without sales charge     6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  11/13/96)                +7.81%   +3.19%   +3.15%   +3.09%   +3.69%        N/A
-----------------------------------------------------------------------------------
Class B (inception
  11/13/96)                +7.41%   +2.42%   +2.37%   +2.31%   +2.91%        N/A
-----------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 +7.41%   +2.42%   +2.38%   +2.32%     N/A       +3.14%
-----------------------------------------------------------------------------------

With sales charge
Class A (inception
  11/13/96)                +4.57%   +0.10%   +2.11%   +2.46%   +3.37%        N/A
-----------------------------------------------------------------------------------
Class B (inception
  11/13/96)                +2.41%   -2.56%   +1.10%   +1.95%   +2.91%        N/A
-----------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 +6.41%   +1.42%   +2.38%   +2.32%     N/A       +3.14%
-----------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 3.00%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third*** years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

  *Not annualized.
 **For classes with less than 10 years performance.
***For Class B shares purchased on or after June 13, 2009 the CDSC percentage for the third year will be 3%.


--------------------------------------------------------------------------------
           RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
           X              HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)     9.5 years
--------------------------------------
Effective duration(2)        5.9 years
--------------------------------------
Weighted average bond
  rating(3)                         AA
--------------------------------------




ANNUAL OPERATING EXPENSE RATIO*
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total fund    Net fund
                   expenses   expenses(a)
-----------------------------------------
Class A              0.96%       0.79%
-----------------------------------------
Class B              1.70%       1.55%
-----------------------------------------
Class C              1.71%       1.54%
-----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.55% for Class B and 1.54% for Class C. See the Notes to Financial Statements for more information regarding inverse floater program transactions.

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade

--------------------------------------------------------------------------------
4  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.

TOP TEN STATES (at May 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

New York                                   11.2%
------------------------------------------------
Texas                                       9.0%
------------------------------------------------
Minnesota                                   7.3%
------------------------------------------------
North Carolina                              7.1%
------------------------------------------------
California                                  5.9%
------------------------------------------------
Massachusetts                               5.9%
------------------------------------------------
Missouri                                    5.1%
------------------------------------------------
Washington                                  4.5%
------------------------------------------------
Georgia                                     4.2%
------------------------------------------------
Virginia                                    3.8%
------------------------------------------------


QUALITY BREAKDOWN
(at May 31, 2009; % of portfolio assets excluding cash equivalents)
---------------------------------------------------------------------

AAA bonds                                  27.2%
------------------------------------------------
AA bonds                                   41.2%
------------------------------------------------
A bonds                                    17.3%
------------------------------------------------
BBB bonds                                   9.2%
------------------------------------------------
Non-investment grade bonds                  5.1%
------------------------------------------------


Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 6.6% of the bond portfolio assets were determined through internal analysis.


--------------------------------------------------------------------------------
           RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE  ---------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended May 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



--------------------------------------------------------------------------------
6  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                               DIRECT AND
                                                                  DIRECT        INDIRECT
                                  BEGINNING        ENDING        EXPENSES       EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING    PAID DURING
                                 DEC. 1, 2008   MAY 31, 2009  THE PERIOD(a)  THE PERIOD(b)
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,078.10        $4.09          $4.14
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.99        $3.98          $4.03
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,074.10        $8.02          $8.07
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.20        $7.80          $7.85
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,074.10        $7.96          $8.02
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.25        $7.75          $7.80
------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                    FUND'S     ACQUIRED FUND
                                  ANNUALIZED      FEES AND    NET FUND
                                EXPENSE RATIO     EXPENSES    EXPENSES
----------------------------------------------------------------------
Class A                              .79%           .01%         .80%
----------------------------------------------------------------------
Class B                             1.55%           .01%        1.56%
----------------------------------------------------------------------
Class C                             1.54%           .01%        1.55%
----------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended May 31, 2009: +7.81% for Class A, +7.41% for Class B and +7.41% for Class C.


--------------------------------------------------------------------------------
           RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------

MAY 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


MUNICIPAL BONDS (96.2%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
ALABAMA (0.3%)
Alabama Special Care Facilities
 Financing Authority
 Revenue Bonds
 Series 2008A-1
 06-01-12                            5.00%             $250,000              $264,060
-------------------------------------------------------------------------------------

ARIZONA (2.8%)
Arizona Health Facilities Authority
 Revenue Bonds
 Phoenix Childrens Hospital
 Series 2007B
 02-02-15                            1.24               500,000(h)            430,000
Queen Creek Improvement District #1
 Special Assessment Bonds
 Series 2006
 01-01-14                            5.00               500,000               481,530
 01-01-18                            5.00               500,000               453,035
Salt River Project Agricultural Improvement & Power District
 Revenue Bonds
 Series 2009A
 01-01-22                            5.00             1,000,000             1,108,370
                                                                      ---------------
Total                                                                       2,472,935
-------------------------------------------------------------------------------------

CALIFORNIA (5.8%)
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006H (FGIC) A.M.T.
 08-01-30                            5.75               400,000               400,100
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006K A.M.T.
 02-01-42                            5.50               425,000               413,045
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2007D (FGIC) A.M.T.
 08-01-17                            4.35               500,000               483,265
California State Department of Water Resources
 Revenue Bonds
 Power Supply
 Series 2008H
 05-01-22                            5.00               500,000               527,590
City of Long Beach
 Refunding Revenue Bonds
 Series 2005A (National) A.M.T.
 05-15-20                            5.00             1,000,000               963,760
City of San Jose
 Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
 03-01-16                            5.00               375,000               375,761
City of Vernon
 Revenue Bonds
 Series 2009A
 08-01-21                            5.13             1,000,000               979,810
State of California
 Unlimited General Obligation
 Various Purpose
 Series 2009
 04-01-22                            5.25             1,000,000             1,027,390
                                                                      ---------------
Total                                                                       5,170,721
-------------------------------------------------------------------------------------

COLORADO (2.1%)
Baptist Road Rural Transportation Authority
 Revenue Bonds
 Series 2007
 12-01-17                            4.80               500,000               371,220


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
8  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
COLORADO (CONT.)
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2005
 06-01-23                            5.25%             $500,000              $477,560
North Range Metropolitan District #1
 Limited General Obligation Refunding Bonds
 Series 2007 (ACA)
 12-15-15                            5.00               365,000               300,092
 12-15-17                            5.00               350,000               269,322
North Range Metropolitan District #2
 Limited Tax General Obligation Bonds
 Series 2007
 12-15-14                            5.50               555,000               455,960
                                                                      ---------------
Total                                                                       1,874,154
-------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA (2.0%)
District of Columbia Water & Sewer Authority
 Revenue Bonds
 Series 2009A
 10-01-24                            5.00             1,000,000             1,051,350
Metropolitan Washington Airports Authority
 Refunding Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
 10-01-22                            4.75               750,000               720,915
                                                                      ---------------
Total                                                                       1,772,265
-------------------------------------------------------------------------------------

FLORIDA (1.7%)
Harbor Bay Community Development District
 Special Assessment Bonds
 Series 2001B
 05-01-10                            6.35               120,000                87,064
Palm Beach County Health Facilities Authority
 Revenue Bonds
 Waterford Project
 Series 2007
 11-15-10                            4.65               400,000               393,636
Sterling Hill Community Development District
 Special Assessment Bonds
 Series 2003B
 11-01-10                            5.50               170,000               150,854
Village Center Community
 Development District Recreational
 Revenue Bonds
 Sub Series 2003B
 01-01-18                            6.35             1,000,000               906,880
                                                                      ---------------
Total                                                                       1,538,434
-------------------------------------------------------------------------------------

GEORGIA (4.2%)
Appling County Development Authority
 Revenue Bonds
 Georgia Power Company Plant Hatch Project
 Series 2006 (AMBAC)
 07-01-16                            4.40               500,000               507,440
Gwinnett County Water & Sewer Authority
 Revenue Bonds
 Series 2008
 08-01-19                            5.00             1,000,000             1,158,600
State of Georgia
 Unlimited General Obligation Bonds
 Series 2007G
 12-01-17                            5.00             1,750,000             2,058,560
                                                                      ---------------
Total                                                                       3,724,600
-------------------------------------------------------------------------------------

ILLINOIS (0.5%)
Illinois Finance Authority
 Revenue Bonds
 Sedgebrook Incorporated Facility
 Series 2007A
 11-15-12                            5.50               500,000               480,380
-------------------------------------------------------------------------------------

INDIANA (0.2%)
Purdue University
 Revenue Bonds
 Student Facilities System
 Series 2009A
 07-01-21                            5.00               200,000               219,214
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
           RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)

IOWA (1.5%)
Coralville
 Tax Allocation Bonds
 Tax Increment
 Series 2007C
 06-01-17                            5.00%             $730,000              $745,936
Iowa Finance Authority
 Revenue Bonds
 Iowa State Revolving Fund
 Series 2008
 08-01-20                            5.25               500,000               566,315
                                                                      ---------------
Total                                                                       1,312,251
-------------------------------------------------------------------------------------

KANSAS (1.2%)
City of Olathe
 Special Obligation Tax Allocation Bonds
 West Village Center Project
 Series 2007
 03-01-10                            5.00               100,000                99,350
City of Salina
 Improvement Refunding Revenue Bonds
 Salina Regional Health
 Series 2006
 10-01-22                            5.00               500,000               488,080
University of Kansas Hospital Authority
 Improvement Refunding Revenue Bonds
 Health System
 Series 2006
 09-01-23                            5.00               500,000               509,405
                                                                      ---------------
Total                                                                       1,096,835
-------------------------------------------------------------------------------------

LOUISIANA (0.6%)
Louisiana State Citizens
 Property Insurance Corporation
 Revenue Bonds
 Series 2006B (AMBAC)
 06-01-16                            5.00               500,000               491,775
-------------------------------------------------------------------------------------

MARYLAND (1.3%)
State of Maryland
 Unlimited General Obligation Bonds
 State & Local Facilities Loan
 2nd Series 2008
 07-15-18                            5.00             1,000,000             1,176,180
-------------------------------------------------------------------------------------

MASSACHUSETTS (5.8%)
Commonwealth of Massachusetts
 Limited General Obligation Bonds
 Consolidated Loan
 Series 2002C (National/FGIC)
 11-01-14                            5.50             2,000,000             2,323,699
Massachusetts Health & Educational
 Facilities Authority
 Revenue Bonds
 Harvard University
 Series 2009A
 11-15-19                            5.25             1,000,000             1,178,980
Massachusetts Health & Educational
 Facilities Authority
 Revenue Bonds
 Massachusetts Institute of Technology
 Series 2009O
 07-01-26                            5.00               500,000               542,930
Massachusetts State Water Pollution Abatement
 Revenue Bonds
 State Revolving Fund
 Series 2009-14
 08-01-24                            5.00             1,000,000             1,107,350
                                                                      ---------------
Total                                                                       5,152,959
-------------------------------------------------------------------------------------

MICHIGAN (3.1%)
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water Revolving Fund
 Series 2001
 10-01-20                            5.00             1,500,000             1,571,715
Michigan State Housing Development Authority
 Revenue Bonds
 Series 2007A A.M.T.
 12-01-28                            5.50               465,000               465,893


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
MICHIGAN (CONT.)
Wayne County Airport Authority
 Revenue Bonds
 Detroit Metropolitan
 Series 2005 (National) A.M.T.
 12-01-19                            4.75%             $750,000              $668,873
                                                                      ---------------
Total                                                                       2,706,481
-------------------------------------------------------------------------------------

MINNESOTA (5.9%)
City of Minneapolis
 Revenue Bonds
 Fairview Health Services
 Series 2008A
 11-15-18                            6.00             1,000,000             1,087,199
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. John's University
 6th Series 2008
 10-01-18                            4.00               225,000               223,864
Osseo Independent School District #279
 Unlimited General Obligation Bonds
 School Building
 Series 2000A
 (School District Credit Enhancement Program)
 02-01-14                            5.75             1,000,000             1,050,690
St. Louis Park
 Revenue Bonds
 Park Nicollet Health Services
 Series 2008C
 07-01-23                            5.50               750,000               767,183
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Allina Health Systems
 Series 2007A (National)
 11-15-22                            5.00             1,025,000             1,015,078
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
 05-15-23                            5.25               500,000               460,865
State of Minnesota
 Unlimited General Obligation Bonds
 Series 2008C
 08-01-19                            5.00               500,000               585,750
                                                                      ---------------
Total                                                                       5,190,629
-------------------------------------------------------------------------------------

MISSOURI (5.1%)
City of Kansas City
 Tax Allocation Revenue Bonds
 Kansas City MainCor Project
 Series 2007A
 03-01-12                            5.00               410,000               394,670
Missouri Joint Municipal Electric Utility Commission
 Revenue Bonds
 IATAN 2 Project
 Series 2009A
 01-01-17                            4.50             1,000,000             1,033,740
Missouri State Health & Educational
 Facilities Authority
 Revenue Bonds
 Washington University
 Series 2008A
 03-15-18                            5.25             1,000,000             1,189,600
Missouri State Highways & Transit Commission
 Revenue Bonds
 2nd Lien
 Series 2007
 05-01-17                            5.00             1,000,000             1,162,570
St. Louis Industrial Development Authority
 Revenue Bonds
 Friendship Village of West County
 Series 2007A
 09-01-10                            5.00               700,000               702,716
                                                                      ---------------
Total                                                                       4,483,296
-------------------------------------------------------------------------------------

NEBRASKA (3.1%)
Douglas County School District #10
 Unlimited General Obligation Bonds
 Elkhorn Public Schools
 Series 2009
 06-15-19                            5.38               500,000               537,550


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
NEBRASKA (CONT.)
Municipal Energy Agency
 Refunding Revenue Bonds
 Series 2009A (BHAC)
 04-01-21                            5.00%             $750,000              $831,915
Nebraska Public Power District
 Revenue Bonds
 Series 2008B
 01-01-20                            5.00               570,000               614,078
University of Nebraska
 Revenue Bonds
 Lincoln Student Fees & Facilities
 Series 2009A
 07-01-23                            5.00               700,000               754,404
                                                                      ---------------
Total                                                                       2,737,947
-------------------------------------------------------------------------------------

NEW HAMPSHIRE (0.3%)
New Hampshire Business Finance Authority
 Revenue Bonds
 Public Service Company of New Hampshire Project
 Series 2006B (National) A.M.T.
 05-01-21                            4.75               250,000               225,225
-------------------------------------------------------------------------------------

NEW JERSEY (3.7%)
New Jersey Economic Development Authority
 Revenue Bonds
 Cigarette Tax
 Series 2004
 06-15-18                            5.63             1,000,000               943,440
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 South Jersey Hospital
 Series 2006
 07-01-20                            5.00             1,050,000             1,057,424
State of New Jersey
 Certification of Participation
 Equipment Lease Purchase Agreement
 Series 2008A
 06-15-23                            5.00             1,000,000             1,022,610
Tobacco Settlement Financing Corporation
 Prerefunded Revenue Bonds
 Series 2003
 06-01-41                            7.00               225,000               270,243
                                                                      ---------------
Total                                                                       3,293,717
-------------------------------------------------------------------------------------

NEW YORK (11.2%)
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2009A
 11-15-26                            5.30               710,000               744,435
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
 01-01-23                            5.00               500,000               462,275
New York City Industrial Development Agency
 Revenue Bonds
 Terminal One Group Association Project
 Series 2005 A.M.T.
 01-01-21                            5.50               500,000               473,710
New York State Energy Research & Development Authority
 Revenue Bonds
 New York State Electric & Gas
 Series 1985 (National)
 03-15-15                            4.10             1,160,000             1,144,526
New York State Thruway Authority
 Revenue Bonds
 Series 2007H (National/FGIC)
 01-01-23                            5.00             1,500,000             1,585,725
New York State Urban Development Corporation
 Refunding Revenue Bonds
 Service Contract
 Series 2007A
 01-01-13                            5.00             1,500,000             1,629,540
New York State Urban Development Corporation
 Revenue Bonds
 Series 2002C
 01-01-11                            5.00             1,375,000             1,455,410


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
NEW YORK (CONT.)
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 138th
 Series 2004 (National/FGIC) A.M.T.
 12-01-12                            5.00%             $785,000              $835,011
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
 12-01-16                            5.25               250,000(d)            198,118
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
 06-01-19                            5.50             1,250,000             1,303,250
                                                                      ---------------
Total                                                                       9,832,000
-------------------------------------------------------------------------------------

NORTH CAROLINA (7.1%)
Cape Fear Public Utility Authority
 Revenue Bonds
 Series 2008
 08-01-20                            5.00               800,000               898,288
City of Charlotte
 Revenue Bonds
 Water & Sewer
 Series 2008
 07-01-26                            5.00             1,250,000             1,350,362
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003A
 01-01-10                            5.50             1,000,000             1,016,640
North Carolina Housing Finance Agency
 Revenue Bonds
 Series 2006A-26 A.M.T.
 01-01-38                            5.50               225,000               225,803
North Carolina Municipal Power Agency #1 Catawba
 Revenue Bonds
 Series 2003A
 01-01-11                            5.50               510,000               536,785
 01-01-12                            5.50             1,000,000             1,072,910
State of North Carolina
 Unlimited General Obligation Refunding Bonds
 Series 2005B
 04-01-17                            5.00             1,000,000             1,170,570
                                                                      ---------------
Total                                                                       6,271,358
-------------------------------------------------------------------------------------

NORTH DAKOTA (0.8%)
Ward County
 Revenue Bonds
 Trinity Obligated Group
 Series 2006
 07-01-15                            5.25               750,000               721,245
-------------------------------------------------------------------------------------

OHIO (2.9%)
County of Cuyahoga
 Refunding Revenue Bonds
 Series 2003A
 01-01-11                            5.50             2,000,000             2,113,420
Miami County
 Improvement Refunding Revenue Bonds
 Upper Valley Medical Center
 Series 2006
 05-15-21                            5.25               500,000               447,035
                                                                      ---------------
Total                                                                       2,560,455
-------------------------------------------------------------------------------------

OKLAHOMA (1.5%)
Cleveland County Justice Authority
 Revenue Bonds
 Detention Facility Project
 Series 2009A
 03-01-15                            5.00             1,260,000             1,338,574
-------------------------------------------------------------------------------------

OREGON (1.2%)
Oregon State Department of Administrative Services
 Revenue Bonds
 Series 2009A
 04-01-24                            5.25             1,000,000             1,091,860
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)

PUERTO RICO (0.5%)
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 2005K
 07-01-19                            5.00%             $500,000(g)           $478,205
-------------------------------------------------------------------------------------

SOUTH CAROLINA (0.2%)
Tobacco Settlement Revenue Management Authority
 Revenue Bonds
 Series 2001B
 05-15-22                            6.00               165,000               174,384
-------------------------------------------------------------------------------------

TEXAS (8.9%)
City of Arlington
 Revenue Bonds
 Series 2009
 06-01-19                            4.00               955,000               987,585
Conroe Independent School District
 Unlimited General Obligation
 Series 2009A
 02-15-25                            5.25             1,135,000             1,213,349
Dallas County Community College District
 Limited General Obligation Bonds
 Series 2009
 02-15-20                            5.00               750,000(f)            849,833
Dripping Springs Independent School District
 Unlimited General Obligation Bonds
 Series 2008
 (Permanent School Fund Guarantee)
 02-15-26                            5.00             1,000,000             1,063,000
Lewisville Independent School District
 Unlimited General Obligation Bonds
 School Building
 Series 2009
 08-15-21                            5.00             1,000,000             1,094,680
Spring Independent School District
 Unlimited General Obligation Bonds
 Series 2009
 (Permanent School Fund Guarantee)
 08-15-21                            5.00               750,000               834,330
Tarrant County Cultural Education Facilities Finance Corporation
 Revenue Bonds
 Buckner Retirement Services Incorporated Project
 Series 2007
 11-15-11                            5.00               750,000               763,440
University of Houston
 Refunding Revenue Bonds
 Series 2009
 02-15-21                            5.00             1,000,000             1,097,570
                                                                      ---------------
Total                                                                       7,903,787
-------------------------------------------------------------------------------------

UTAH (1.3%)
State of Utah
 Unlimited General Obligation
 Series 2009A
 07-01-23                            5.00             1,000,000             1,113,830
-------------------------------------------------------------------------------------

VIRGINIA (3.8%)
State of Virginia Resources Authority
 Revenue Bonds
 Clean Water State Revolving Fund
 Series 2008
 10-01-19                            5.00             1,000,000             1,148,190
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2005
 06-01-26                            5.50               500,000               558,480
Virginia College Building Authority
 Revenue Bonds
 Public Higher Education Financing Program
 Series 2009A
 09-01-24                            5.00             1,000,000             1,085,280
Virginia Resources Authority
 Revenue Bonds
 State Revolving Fund
 10-01-22                            5.00               500,000               561,110
                                                                      ---------------
Total                                                                       3,353,060
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)

WASHINGTON (4.4%)
Energy Northwest
 Revenue Bonds
 Columbia Generating
 Series 2007D
 07-01-22                            5.00%           $1,000,000            $1,055,750
Ocean Shores Local Improvement District
 Special Assessment Bonds
 B.A.N. # 2007-1
 Series 2008
 08-01-11                            5.00             1,000,000               984,850
State of Washington
 Unlimited General Obligation Bonds
 Series 2007A
 07-01-21                            5.00               700,000               768,740
State of Washington
 Unlimited General Obligation Bonds
 Series 2008D
 01-01-20                            5.00             1,000,000             1,116,700
                                                                      ---------------
Total                                                                       3,926,040
-------------------------------------------------------------------------------------

WISCONSIN (1.2%)
State of Wisconsin
 Revenue Bonds
 Series 2009A
 05-01-22                            5.00             1,000,000             1,060,500
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $84,048,388)                                                       $85,209,356
-------------------------------------------------------------------------------------


MUNICIPAL NOTES (2.3%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(b,c,e)                         YIELD            MATURITY               VALUE(a)

MINNESOTA (1.3%)
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2002M2 (Harris)
 10-01-20                            0.25%           $1,200,000            $1,200,000
-------------------------------------------------------------------------------------

NEW MEXICO (0.4%)
Farmington
 Refunding Revenue Bonds
 Arizona Public Service Company
 V.R.D.N. Series 1994B (Barclays Bank)
 09-01-24                            0.28               350,000               350,000
-------------------------------------------------------------------------------------

TENNESSEE (0.6%)
Montgomery County Public Building Authority
 Revenue Bonds
 Tennessee County Loan Pool
 V.R.D.N. Series 2006 (Bank of America)
 02-01-36                            0.26               500,000               500,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $2,050,000)                                                         $2,050,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (0.8%)
                                                       SHARES                VALUE(a)
JPMorgan Tax Free
 Money Market Fund                                    679,326                $679,326
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $679,326)                                                             $679,326
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $86,777,714)(i)                                                    $87,938,682
=====================================================================================





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA    -- ACA Financial Guaranty Corporation
     AMBAC  -- Ambac Assurance Corporation
     BHAC   -- Berkshire Hathaway Assurance Corporation
     BIG    -- Bond Investors Guarantee
     BNY    -- Bank of New York
     CGIC   -- Capital Guaranty Insurance Company
     CIFG   -- IXIS Financial Guaranty
     FGIC   -- Financial Guaranty Insurance Company
     FHA    -- Federal Housing Authority
     FHLMC  -- Federal Home Loan Mortgage Corporation
     FNMA   -- Federal National Mortgage Association
     FSA    -- Financial Security Assurance
     GNMA   -- Government National Mortgage Association
     MBIA   -- MBIA Insurance Corporation
     TCRS   -- Transferable Custodial Receipts
     XLCA   -- XL Capital Assurance


(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    -- Alternative Minimum Tax -- At May 31, 2009, the
                  value of securities subject to alternative
                  minimum tax represented 7.0% of net assets.
     B.A.N.    -- Bond Anticipation Note
     C.P.      -- Commercial Paper
     R.A.N.    -- Revenue Anticipation Note
     T.A.N.    -- Tax Anticipation Note
     T.R.A.N.  -- Tax & Revenue Anticipation Note
     V.R.      -- Variable Rate
     V.R.D.B.  -- Variable Rate Demand Bond
     V.R.D.N.  -- Variable Rate Demand Note


(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, the value of these securities amounted to $198,118 or 0.2% of net assets.

(e) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2009.

(f) At May 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $851,155. See Note 1 to the financial statements.


--------------------------------------------------------------------------------
16  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(g) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 0.5% of net assets at May 31, 2009.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2009.

(i) At May 31, 2009, the cost of securities for federal income tax purposes was approximately $86,778,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $2,921,000
     Unrealized depreciation                          (1,760,000)
     -----------------------------------------------------------
     Net unrealized appreciation                      $1,161,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosures relating to the fair valuation of securities for financial statement purposes.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of May 31, 2009:

                                         FAIR VALUE AT MAY 31, 2009
                         ----------------------------------------------------------
                              LEVEL 1         LEVEL 2
                           QUOTED PRICES       OTHER        LEVEL 3
                             IN ACTIVE      SIGNIFICANT   SIGNIFICANT
                            MARKETS FOR     OBSERVABLE   UNOBSERVABLE
DESCRIPTION              IDENTICAL ASSETS     INPUTS        INPUTS         TOTAL
-----------------------------------------------------------------------------------
Investments in
  securities                  $679,326      $87,259,356       $--       $87,938,682




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
18  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
MAY 31, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $86,098,388)               $87,259,356
  Money market fund (identified cost $679,326)                         679,326
------------------------------------------------------------------------------
Total investments in securities (identified cost $86,777,714)       87,938,682
Capital shares receivable                                              506,061
Dividends and accrued interest receivable                            1,193,994
Receivable for investment securities sold                                5,138
------------------------------------------------------------------------------
Total assets                                                        89,643,875
------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                       24,849
Capital shares payable                                                 101,494
Payable for investment securities purchased                            851,155
Accrued investment management services fees                                942
Accrued distribution fees                                               17,636
Accrued transfer agency fees                                               169
Accrued administrative services fees                                       169
Other accrued expenses                                                  32,636
------------------------------------------------------------------------------
Total liabilities                                                    1,029,050
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $88,614,825
------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $   171,653
Additional paid-in capital                                          88,291,727
Excess of distributions over net investment income                        (687)
Accumulated net realized gain (loss)                                (1,008,836)
Unrealized appreciation (depreciation) on investments                1,160,968
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $88,614,825
------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                             NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $79,992,506           15,493,561                       $5.16(1)
Class B                     $ 4,734,667              917,999                       $5.16
Class C                     $ 3,887,652              753,699                       $5.16
----------------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $5.32. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT  19

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                           $1,778,020
Income distributions from money market fund                             4,601
-----------------------------------------------------------------------------
Total income                                                        1,782,621
-----------------------------------------------------------------------------
Expenses:
Investment management services fees                                   161,946
Distribution fees
  Class A                                                              93,955
  Class B                                                              24,433
  Class C                                                              14,993
Transfer agency fees
  Class A                                                              26,724
  Class B                                                               1,900
  Class C                                                               1,115
Administrative services fees                                           29,067
Compensation of board members                                           1,328
Custodian fees                                                          5,592
Printing and postage                                                    9,278
Registration fees                                                       8,640
Professional fees                                                      11,113
Other                                                                   3,047
-----------------------------------------------------------------------------
Total expenses                                                        393,131
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                        (35,202)
  Earnings and bank fee credits on cash balances                         (525)
-----------------------------------------------------------------------------
Total net expenses                                                    357,404
-----------------------------------------------------------------------------
Investment income (loss) -- net                                     1,425,217
-----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                    (310,643)
Net change in unrealized appreciation (depreciation) on
  investments                                                       5,221,632
-----------------------------------------------------------------------------
Net gain (loss) on investments                                      4,910,989
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $6,336,206
-----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                       MAY 31, 2009  NOV. 30, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $  1,425,217   $  2,558,136
Net realized gain (loss) on investments                                    (310,643)      (555,830)
Net change in unrealized appreciation (depreciation) on
  investments                                                             5,221,632     (4,497,697)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           6,336,206     (2,495,391)
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (1,318,943)    (2,335,246)
    Class B                                                                 (67,351)      (157,523)
    Class C                                                                 (40,931)       (64,046)
--------------------------------------------------------------------------------------------------
Total distributions                                                      (1,427,225)    (2,556,815)
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                         17,856,698     36,703,837
  Class B shares                                                            550,075        726,432
  Class C shares                                                          1,674,498        690,045
Reinvestment of distributions at net asset value
  Class A shares                                                          1,136,079      2,003,834
  Class B shares                                                             59,700        138,700
  Class C shares                                                             37,596         56,633
Payments for redemptions
  Class A shares                                                        (10,984,050)   (31,127,893)
  Class B shares                                                           (935,324)    (2,527,357)
  Class C shares                                                           (310,216)    (1,091,619)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions         9,085,056      5,572,612
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  13,994,037        520,406
Net assets at beginning of period                                        74,620,788     74,100,382
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $ 88,614,825   $ 74,620,788
--------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                               $       (687)  $      1,321
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS  ----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Nov. 30,                      2009(k)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.87        $5.22        $5.33        $5.29        $5.39
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .09(b)       .18(b)       .19(b)       .17          .17
Net gains (losses) (both realized and
 unrealized)                                           .29         (.35)        (.12)         .07         (.08)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                       .38         (.17)         .07          .24          .09
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.09)        (.18)        (.18)        (.17)        (.16)
Distributions from realized gains                       --           --           --         (.03)        (.03)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.09)        (.18)        (.18)        (.20)        (.19)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.16        $4.87        $5.22        $5.33        $5.29
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $80          $68          $65          $79         $102
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including interest and
 fee expense)(c),(d),(e)                             N/A(f)         N/A         .95%         .92%         .93%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest and
 fee expense)(d),(e),(g),(h)                         N/A(f)         N/A         .80%         .79%         .87%
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding interest and
 fee expense)(c)(e)                                   .88%(f)      .96%         .94%         .92%         .93%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest and
 fee expense)(e),(g),(h)                              .79%(f)      .79%         .79%         .79%         .87%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.50%(f)     3.50%        3.53%        3.32%        3.04%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                19%          36%          53%          35%          16%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                      7.81%(j)    (3.39%)       1.46%        4.72%        1.73%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended May 31, 2009 and for the year ended Nov. 30, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended May 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Nov. 30,                      2009(k)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.87        $5.22        $5.32        $5.28        $5.39
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .07(b)       .14(b)       .14(b)       .13          .12
Net gains (losses) (both realized and
 unrealized)                                           .29         (.35)        (.09)         .07         (.08)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                       .36         (.21)         .05          .20          .04
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.07)        (.14)        (.15)        (.13)        (.12)
Distributions from realized gains                       --           --           --         (.03)        (.03)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.07)        (.14)        (.15)        (.16)        (.15)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.16        $4.87        $5.22        $5.32        $5.28
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $5           $5           $7          $10          $17
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including interest and
 fee expense)(c),(d),(e)                             N/A(f)         N/A        1.71%        1.69%        1.68%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest and
 fee expense)(d),(e),(g),(h)                         N/A(f)         N/A        1.55%        1.55%        1.63%
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding interest and
 fee expense)(c),(e)                                 1.63%(f)     1.70%        1.70%        1.69%        1.68%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest and
 fee expense)(e),(g),(h)                             1.55%(f)     1.55%        1.55%        1.55%        1.63%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.75%(f)     2.77%        2.76%        2.54%        2.28%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                19%          36%          53%          35%          16%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                      7.41%(j)    (4.10%)        .88%        3.93%         .78%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended May 31, 2009 and for the year ended Nov. 30, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended May 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Nov. 30,                      2009(k)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.87        $5.22        $5.32        $5.28        $5.39
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .07(b)       .14(b)       .15(b)       .13          .13
Net gains (losses) (both realized and
 unrealized)                                           .29         (.35)        (.10)         .07         (.09)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                       .36         (.21)         .05          .20          .04
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.07)        (.14)        (.15)        (.13)        (.12)
Distributions from realized gains                       --           --           --         (.03)        (.03)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.07)        (.14)        (.15)        (.16)        (.15)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.16        $4.87        $5.22        $5.32        $5.28
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $4           $2           $3           $4           $6
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including interest and
 fee expense)(c),(d),(e)                             N/A(f)         N/A        1.70%        1.69%        1.69%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest and
 fee expense)(d),(e),(g),(h)                         N/A(f)         N/A        1.55%        1.55%        1.62%
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding interest and
 fee expense)(c),(e)                                 1.62%(f)     1.71%        1.69%        1.69%        1.69%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest and
 fee expense)(e),(g),(h)                             1.54%(f)     1.54%        1.54%        1.55%        1.62%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.72%(f)     2.76%        2.77%        2.55%        2.29%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                19%          36%          53%          35%          16%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                      7.41%(j)    (4.10%)        .88%        3.93%         .79%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended May 31, 2009 and for the year ended Nov. 30, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended May 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF MAY 31, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Intermediate Tax-Exempt Fund (the Fund) is a series of RiverSource Tax-Exempt Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in bonds and other debt obligations whose interest is exempt from federal income tax.

The Fund offers Class A, Class B and Class C shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership. Class B shares are currently closed to investors and new purchases.

-  Class C shares may be subject to a CDSC.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. The

--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At May 31, 2009, the Fund has outstanding forward-commitments of $851,155.

INVERSE FLOATER PROGRAM TRANSACTIONS
The Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the short-term floating rate notes to tender their notes at par, and (2) to transfer the municipal bonds from the trusts to the Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts, if any, remain in the Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "Short-term floating rate notes outstanding" in the Statement of Assets and Liabilities. The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The income

--------------------------------------------------------------------------------
26  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



received by the inverse floating rate security holder varies inversely with the short-term rate paid to the floating rate note holders, and in most circumstances the inverse floating rate security holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The inverse floating rate security holder will be subject to greater interest rate risk than if they were to hold the underlying bond because the interest rate is dependent on both the fixed coupon rate of the underlying bond and the short-term interest rate paid on the floating rate notes. The inverse floating rate security holder is also subject to the credit risk, liquidity risk and market risk associated with the underlying bond. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. The inclusion of interest and fee expense related to the short-term floating rate notes corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. At May 31, 2009, and for the six months then ended, the Fund had no outstanding short-term floating rate notes.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, recognition of unrealized appreciation (depreciation) for certain derivative investments and market discount. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may

--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At May 31, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

The Fund has adopted Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. See Investments in Derivatives for more information.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.


--------------------------------------------------------------------------------
28  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



OTHER
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments which are securities or contracts whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indexes. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as interest rate risk and credit risk.

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities or interest rates. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. At May 31, 2009, the Fund had no outstanding futures contracts.


--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


INTEREST RATE SWAP TRANSACTIONS
The Fund may enter into interest rate swap transactions to produce incremental earnings, or to gain exposure to or protect itself from market rate changes, or to synthetically add or subtract principal exposure to a market. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the "effective date"). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. At May 31, 2009, the Fund had no outstanding interest rate swap contracts.

3. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, RiverSource Investments LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.39% to 0.25% annually as the Fund's assets increase.

--------------------------------------------------------------------------------
30  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



The management fee for the six months ended May 31, 2009 was 0.39% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. The fee for the six months ended May 31, 2009 was 0.07% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended May 31, 2009, other expenses paid to this company were $329.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and

--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $125,000 and $41,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $22,431 for Class A, $497 for Class B and $137 for Class C for the six months ended May 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended May 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A.............................................  0.79%
Class B.............................................  1.55
Class C.............................................  1.54


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A ..........................................  $4,123
Class B ..........................................     268
Class C ..........................................     209


The management fees waived/reimbursed at the Fund level were $30,602.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Nov. 30, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed the following percentage of the class average daily net assets:

Class A.............................................  0.79%
Class B.............................................  1.55
Class C.............................................  1.54


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.


--------------------------------------------------------------------------------
32  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



EARNINGS AND BANK FEE CREDITS
During the six months ended May 31, 2009, the Fund's custodian and transfer agency fees were reduced by $525 as a result of earnings and bank fee credits from overnight cash balances.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $22,548,829 and $14,894,021, respectively, for the six months ended May 31, 2009. Realized gains and losses are determined on an identified cost basis.

5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                     SIX MONTHS ENDED MAY 31, 2009
                                    ISSUED FOR
                                    REINVESTED                       NET
                          SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A                3,608,969     224,766     (2,200,864)      1,632,871
Class B                  112,076      11,843       (185,163)        (61,244)
Class C                  333,958       7,431        (62,698)        278,691
--------------------------------------------------------------------------------


                                        YEAR ENDED NOV. 30, 2008
                                    ISSUED FOR
                                    REINVESTED                       NET
                          SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A                7,182,292     392,451     (6,068,172)      1,506,571
Class B                  141,479      27,123       (489,315)       (320,713)
Class C                  136,824      11,099       (212,218)        (64,295)
--------------------------------------------------------------------------------


6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders,

--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended May 31, 2009.

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $538,998 at Nov. 30, 2008, that if not offset by capital gains will expire as follows:


  2014        2016
$177,580    $361,418


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on

--------------------------------------------------------------------------------
34  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the

--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
36  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource Investments provides investment advice and other services to the Fund and all funds in the RiverSource Family of Funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2009, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto). Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered RiverSource Investments' ability to

--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT  37

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------



retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods, recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2007 to December 2008. The Board observed that the Fund's investment performance was appropriate in light of the particular management style and the exceptionally challenging market conditions involved.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment, if

--------------------------------------------------------------------------------
38  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



applicable), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer group's median expense ratio shown in the reports.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2009, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.


--------------------------------------------------------------------------------
          RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT  39

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
40  RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- 2009 SEMIANNUAL REPORT

RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                              S-6324 P (7/09)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
TAX-EXEMPT BOND FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MAY 31, 2009


RIVERSOURCE TAX-EXEMPT BOND FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH AS MUCH CURRENT INCOME EXEMPT FROM
FEDERAL INCOME TAXES AS POSSIBLE WITH ONLY MODEST
RISK TO THE SHAREHOLDER'S INVESTMENTS.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    6

Portfolio of Investments...........    8

Statement of Assets and
  Liabilities......................   27

Statement of Operations............   28

Statements of Changes in Net
  Assets...........................   29

Financial Highlights...............   30

Notes to Financial Statements......   33

Approval of Investment Management
  Services Agreement...............   46

Proxy Voting.......................   49




--------------------------------------------------------------------------------
                   RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Tax-Exempt Bond Fund (the Fund) Class A shares increased 10.02%
  (excluding sales charge) for the six months ended May 31, 2009.

> The Fund outperformed the Barclays Capital 3-Plus Year Municipal Bond Index, which rose 9.94% for the period.

> The Fund underperformed the Lipper General Municipal Debt Funds Index, representing the Fund's peer group, which increased 10.50% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended May 31, 2009)
--------------------------------------------------------------------------------


                          6 months*  1 year  3 years  5 years  10 years
-----------------------------------------------------------------------
RiverSource Tax-Exempt
  Bond Fund Class A
  (excluding sales
  charge)                  +10.02%   +1.27%   +2.51%   +3.15%   +3.73%
-----------------------------------------------------------------------
Barclays Capital 3-Plus
  Year Municipal Bond
  Index(1) (unmanaged)      +9.94%   +3.42%   +4.01%   +4.49%   +5.08%
-----------------------------------------------------------------------
Lipper General Municipal
  Debt Funds Index(2)      +10.50%   -0.24%   +1.98%   +3.19%   +3.90%
-----------------------------------------------------------------------


* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
2  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



(1) The Barclays Capital 3-Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of investment-grade fixed-rate municipal bonds with maturities of three years or more. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper General Municipal Debt Funds Index includes the 30 largest municipal debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MAY 31, 2009
                                                                            SINCE
Without sales charge     6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS   INCEPTION**
Class A (inception
  11/24/76)               +10.02%   +1.27%   +2.51%   +3.15%    +3.73%        N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                 +9.61%   +0.51%   +1.74%   +2.38%    +2.95%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 +9.92%   +0.52%   +1.74%   +2.43%      N/A       +3.54%
------------------------------------------------------------------------------------

With sales charge
Class A (inception
  11/24/76)                +4.80%   -3.55%   +0.85%   +2.15%    +3.22%        N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                 +4.61%   -4.34%   +0.49%   +2.03%    +2.95%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 +8.92%   -0.45%   +1.74%   +2.43%      N/A       +3.54%
------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third*** years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

  *Not annualized.
 **For classes with less than 10 years performance.
***For Class B shares purchased on or after June 13, 2009 the CDSC percentage for the third year will be 3%.


--------------------------------------------------------------------------------
                   RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                    X     HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)    16.9 years
--------------------------------------
Effective duration(2)        7.3 years
--------------------------------------
Weighted average bond
  rating(3)                         AA
--------------------------------------




ANNUAL OPERATING EXPENSE RATIO*
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total fund    Net fund
                   expenses   expenses(a)
-----------------------------------------
Class A              0.89%       0.86%
-----------------------------------------
Class B              1.64%       1.62%
-----------------------------------------
Class C              1.64%       1.61%
-----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding 0.07% of interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.55% for Class B, and 1.54% for Class C. See the Notes to Financial Statements for more information regarding inverse floater program transactions.

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice

--------------------------------------------------------------------------------
4  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.

QUALITY BREAKDOWN (at May 31, 2009; % of portfolio assets excluding cash equivalents)
---------------------------------------------------------------------

AAA bonds                                  35.0%
------------------------------------------------
AA bonds                                   28.4%
------------------------------------------------
A bonds                                    26.6%
------------------------------------------------
BBB bonds                                   9.3%
------------------------------------------------
Non-investment grade bonds                  0.7%
------------------------------------------------


Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 1.2% of the bond portfolio assets were determined through internal analysis.

TOP TEN STATES (at May 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

California                                 15.7%
------------------------------------------------
Illinois                                   10.2%
------------------------------------------------
Texas                                       7.3%
------------------------------------------------
New York                                    6.9%
------------------------------------------------
Massachusetts                               4.8%
------------------------------------------------
Louisiana                                   4.3%
------------------------------------------------
Washington                                  4.2%
------------------------------------------------
Georgia                                     3.7%
------------------------------------------------
Wisconsin                                   3.5%
------------------------------------------------
North Carolina                              3.2%
------------------------------------------------




--------------------------------------------------------------------------------
                   RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended May 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
6  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING      ANNUALIZED
                                 DEC. 1, 2008   MAY 31, 2009  THE PERIOD(a)  EXPENSE RATIO(b)
---------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,100.20        $4.14             .79%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.99        $3.98             .79%
---------------------------------------------------------------------------------------------

Class B
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,096.10        $8.10            1.55%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.20        $7.80            1.55%
---------------------------------------------------------------------------------------------

Class C
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,099.20        $8.06            1.54%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.25        $7.75            1.54%
---------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.55% for Class B and 1.54% for Class C. See
    note 1 to the financial statements.
(c) Based on the actual return for the six months ended May 31, 2009: +10.02% for Class A, +9.61% for Class B and +9.92% for Class C.


--------------------------------------------------------------------------------
                   RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

MAY 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


MUNICIPAL BONDS (98.0%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
ALABAMA (0.4%)
City of Birmingham
 Unlimited General Obligation Refunding Warrants
 Series 2003A (AMBAC)
 06-01-13                            5.25%           $1,755,000            $1,946,277
County of Jefferson
 Revenue Bonds
 Series 2004A
 01-01-23                            5.25             1,500,000               932,820
                                                                      ---------------
Total                                                                       2,879,097
-------------------------------------------------------------------------------------

ARIZONA (2.2%)
Arizona Health Facilities Authority
 Revenue Bonds
 Banner Health
 Series 2008D
 01-01-32                            5.38             7,500,000             7,379,175
Arizona Health Facilities Authority
 Revenue Bonds
 Phoenix Children's Hospital
 Series 2007B
 02-02-15                            1.24             2,000,000(h)          1,720,000
Maricopa County Industrial Development Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004A
 07-01-23                            5.38             2,500,000             2,522,550
Queen Creek Improvement District #1
 Special Assessment Bonds
 Series 2006
 01-01-19                            5.00               755,000               675,574
 01-01-20                            5.00               580,000               512,076
 01-01-21                            5.00             1,000,000               871,740
University Medical Center
 Revenue Bonds
 Series 2009
 07-01-39                            6.50             1,000,000               999,920
                                                                      ---------------
Total                                                                      14,681,035
-------------------------------------------------------------------------------------

ARKANSAS (0.2%)
Arkansas Development Finance Authority
 Revenue Bonds
 Mortgage-backed Securities Program
 Series 2003A (GNMA/FNMA)
 07-01-34                            4.90             1,200,000             1,224,780
-------------------------------------------------------------------------------------

CALIFORNIA (15.6%)
Abag Finance Authority for Nonprofit Corporations
 Revenue Bonds
 San Diego Hospital Association
 Series 2001A
 08-15-20                            6.13             1,000,000             1,002,230
Anaheim Public Financing Authority
 Revenue Bonds
 Series 2007 (National)
 02-01-33                            4.75             1,655,000             1,571,423
California Educational Facilities Authority
 Revenue Bonds
 University of Southern California
 Series 2007A
 10-01-37                            4.75             1,000,000               966,680
California Health Facilities Financing Authority
 Refunding Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2005
 11-15-34                            5.00             1,000,000               899,110


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
8  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
CALIFORNIA (CONT.)
California Health Facilities Financing Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004G
 07-01-23                            5.25%           $2,000,000            $1,976,380
California Health Facilities Financing Authority
 Revenue Bonds
 Cedars-Sinai Medical Center
 Series 1997B (National)
 08-01-27                            5.13             3,000,000             2,603,910
California Health Facilities Financing Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006A
 04-01-39                            5.25             1,000,000               901,440
California Health Facilities Financing Authority
 Revenue Bonds
 Providence Health & Services
 Series 2008C
 10-01-28                            6.25               500,000               534,970
 10-01-38                            6.50             1,000,000             1,066,910
California Health Facilities Financing Authority
 Revenue Bonds
 Sutter Health
 Series 2008A
 08-15-30                            5.00             2,500,000             2,395,725
California State Department of Water Resources
 Revenue Bonds
 Power Supply
 Series 2008H
 05-01-22                            5.00             1,400,000             1,477,252
California State Public Works Board
 Refunding Revenue Bonds
 Various University of California Projects
 Series 1993A
 06-01-14                            5.50             7,275,000             7,843,032
California State University
 Revenue Bonds
 Systemwide
 Series 2009A
 11-01-29                            5.25             3,000,000             3,081,600
California Statewide Communities Development Authority
 Revenue Bonds
 Daughters of Charity Health
 Series 2005A
 07-01-30                            5.25             2,500,000             1,979,625
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006B
 03-01-45                            5.25             3,500,000             3,119,689
California Statewide Communities Development Authority
 Revenue Bonds
 Sutter Health
 Series 2002B
 08-15-28                            5.50             2,000,000             2,012,080
Chabot-Las Positas Community College District
 Unlimited General Obligation Bonds
 Capital Appreciation Election of 2004
 Zero Coupon
 Series 2006B (AMBAC)
 08-01-18                            4.65             1,000,000(b)            660,400
City & County of San Francisco
 Unlimited General Obligation Bonds
 Neighborhood Recreation & Park
 Series 2004A (National)
 06-15-23                            5.00             4,795,000             4,966,565
Fairfield-Suisun Unified School District
 Unlimited General Obligation Bonds
 Election of 2002
 Series 2004 (National)
 08-01-28                            5.50             3,000,000             3,086,039
Fremont Union High School District/Santa Clara County
 Unlimited General Obligation Bonds
 Election of 2008
 Series 2008
 08-01-30                            4.75             1,075,000             1,034,634
Golden State Tobacco Securitization Corporation
 Prerefunded Revenue Bonds
 Series 2003A-1
 06-01-39                            6.75               750,000               877,860
 06-01-40                            6.63               900,000             1,049,148


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                   RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
CALIFORNIA (CONT.)
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2003A-1
 06-01-33                            6.25%             $780,000              $852,649
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2005 (AMBAC/TCRS/BNY)
 06-01-45                            5.00             1,950,000             1,604,889
Lakeside Union School District/San Diego County
 Unlimited General Obligation Bonds
 Series 2009
 08-01-33                            5.00             1,250,000             1,232,663
Los Angeles Unified School District
 Unlimited General Obligation Bonds
 Series 2009I
 07-01-24                            5.00             1,900,000             1,965,379
 07-01-29                            5.00             1,200,000             1,207,512
Rowland Water District
 Certificate of Participation
 Recycled Water Project
 Series 2008
 12-01-39                            6.25             1,500,000             1,574,370
San Diego Public Facilities Financing Authority
 Revenue Bonds
 Series 2009A
 05-15-34                            5.25             1,500,000             1,503,420
Semitropic Improvement District
 Revenue Bonds
 Series 2004A (XLCA)
 12-01-28                            5.00             5,000,000             4,890,299
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2002
 04-01-32                            5.25             4,910,000             5,441,458
State of California
 Unlimited General Obligation Bonds
 Series 2003
 02-01-21                            5.00             1,150,000             1,161,730
State of California
 Unlimited General Obligation Bonds
 Series 2008
 08-01-34                            5.00             5,000,000             4,545,950
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2005
 06-01-35                            4.75             7,500,000             6,449,175
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2009
 04-01-31                            5.75            12,000,000            12,169,921
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2004
 04-01-29                            5.30                 2,000                 1,969
Sweetwater Union High School District
 Certificate of Participation
 Series 2002 (FSA)
 09-01-21                            5.00             3,255,000             3,391,580
Turlock Public Financing Authority
 Revenue Bonds
 Series 2008
 05-01-32                            4.75             3,405,000             3,205,399
University of California
 Revenue Bonds
 Series 2009O
 05-15-39                            5.25             2,300,000             2,355,522
West Covina Redevelopment Agency
 Refunding Special Tax Bonds
 Fashion Plaza
 Series 1996
 09-01-17                            6.00             5,000,000             5,683,800
                                                                      ---------------
Total                                                                     104,344,387
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)

COLORADO (2.4%)
Baptist Road Rural Transportation Authority
 Revenue Bonds
 Series 2007
 12-01-22                            4.95%           $1,000,000              $638,409
 12-01-26                            5.00               500,000               290,315
City of Aurora
 Refunding Revenue Bonds
 1st Lien
 Series 2008A
 08-01-33                            5.00             2,000,000             1,969,520
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2005
 06-01-23                            5.25               500,000               477,560
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran Health Facilities
 Series 2009A
 06-01-38                            6.13             2,750,000             2,733,363
Colorado State Board of Governors
 Revenue Bonds
 Series 2009A
 03-01-34                            5.00             1,600,000             1,609,696
County of Broomfield
 Certificate of Participation
 Open Space Park & Recreation Facilities
 Series 2000 (AMBAC)
 12-01-20                            5.50             1,000,000             1,039,350
North Range Metropolitan District #1
 Prerefunded Limited General Obligation Bonds
 Series 2001
 12-15-31                            7.25             1,870,000             2,115,400
North Range Metropolitan District #2
 Limited General Obligation Bonds
 Limited Tax
 Series 2007
 12-15-27                            5.50               735,000               426,712
 12-15-37                            5.50               820,000               427,614
University of Colorado
 Prerefunded Certificate of Participation
 Master Lease Purchase Agreement
 Series 2003A (AMBAC)
 06-01-23                            5.00             3,700,000             4,185,144
                                                                      ---------------
Total                                                                      15,913,083
-------------------------------------------------------------------------------------

CONNECTICUT (1.1%)
Connecticut State Health & Educational Facility Authority
 Revenue Bonds
 Yale University
 Series 2008-Z3
 07-01-42                            5.05             7,150,000             7,355,277
-------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA (0.2%)
District of Columbia Water & Sewer Authority
 Refunding Revenue Bonds
 Sub Lien
 Series 2008A (Assured Guaranty)
 10-01-29                            5.00             1,515,000             1,545,497
-------------------------------------------------------------------------------------

FLORIDA (3.0%)
Brevard County Health Facilities Authority
 Revenue Bonds
 Health First Incorporated Project
 Series 2005
 04-01-34                            5.00             6,435,000             5,286,738
Broward County School Board
 Certificate of Participation
 Series 2003 (National)
 07-01-24                            5.00             3,000,000             3,025,230
Florida Municipal Loan Council
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 2000A (National)
 04-01-20                            6.02             4,360,000(b)          2,536,648
Florida State Board of Education
 Unlimited General Obligation Bonds
 Capital Outlay 2008
 Series 2009B
 06-01-26                            5.00             1,380,000             1,438,484


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
FLORIDA (CONT.)
Florida State Board of Education
 Unlimited General Obligation Bonds
 Capital Outlay 2008
 Series 2009B
 06-01-27                            5.00%           $1,450,000            $1,499,619
Florida State Board of Education
 Unlimited General Obligation Refunding Bonds
 Capital Outlay
 Series 2004B
 06-01-24                            5.00             1,400,000             1,453,032
Highlands County Health Facilities Authority
 Prerefunded Revenue Bonds
 Adventist Health
 Series 2002B
 11-15-23                            5.25             1,000,000             1,120,440
Highlands County Health Facilities Authority
 Prerefunded Revenue Bonds
 Adventist Health
 Series 2006C
 11-15-36                            5.25                50,000(h)             58,637
Highlands County Health Facilities Authority
 Prerefunded Revenue Bonds
 Adventist Health
 Series 2006G
 11-15-32                            5.13               105,000               122,256
Highlands County Health Facilities Authority
 Unrefunded Revenue Bonds
 Adventist Health
 Series 2006G
 11-15-32                            5.13             2,895,000(h)          2,649,562
Sarasota County Health Facility Authority
 Refunding Revenue Bonds
 Village on the Isle Project
 Series 2007
 01-01-14                            5.00               500,000               471,565
                                                                      ---------------
Total                                                                      19,662,211
-------------------------------------------------------------------------------------

GEORGIA (3.4%)
Appling County Development Authority
 Revenue Bonds
 Georgia Power Company Plant Hatch Project
 Series 2006 (AMBAC)
 07-01-16                            4.40             3,500,000             3,552,080
Cherokee County Water & Sewer Authority
 Unrefunded Revenue Bonds
 Series 1995 (National)
 08-01-25                            5.20             2,665,000             2,828,284
City of Atlanta
 Revenue Bonds
 Series 2001A (National)
 11-01-39                            5.00             2,050,000             1,874,541
County of Fulton
 Revenue Bonds
 Series 1992 Escrowed to Maturity (FGIC)
 01-01-14                            6.38             3,125,000             3,453,219
Gwinnett County School District
 Unlimited General Obligation Bonds
 Series 2008
 02-01-36                            5.00             7,610,000             7,869,197
State of Georgia
 Unlimited General Obligation Bonds
 Series 2009B
 01-01-26                            5.00             2,500,000             2,724,425
                                                                      ---------------
Total                                                                      22,301,746
-------------------------------------------------------------------------------------

ILLINOIS (10.2%)
Cook & Will Counties Township High School District #206
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1992C Escrowed to Maturity (AMBAC)
 12-01-10                            6.55             2,605,000(b)          2,553,369
Cook County Community Consolidated School
 District #21- Wheeling
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 2000 Escrowed to Maturity (FSA)
 12-01-19                            6.03             3,140,000(b)          2,098,745


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
ILLINOIS (CONT.)
Cook County School District #170
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1992C Escrowed to Maturity (AMBAC)
 12-01-09                            6.50%           $2,155,000(b)         $2,146,208
 12-01-10                            6.55             2,155,000(b)          2,113,150
County of Jefferson
 Unlimited General Obligation Bonds
 Jail & Administration Office Center Project
 Series 2003A (National/FGIC)
 01-15-24                            5.25             2,420,000             2,426,171
Illinois Educational Facilities Authority
 Refunding Revenue Bonds
 Augustana College
 Series 2003A
 10-01-22                            5.63             2,500,000             2,372,775
Illinois Educational Facilities Authority
 Revenue Bonds
 University of Chicago
 Series 2003A
 07-01-25                            5.25             6,770,000             7,079,523
Illinois Finance Authority
 Revenue Bonds
 Central Dupage Health
 Series 2009
 11-01-27                            5.00             1,450,000             1,465,211
Illinois Finance Authority
 Revenue Bonds
 Northwest Community Hospital
 Series 2008A
 07-01-33                            5.38             1,000,000               984,680
Illinois Finance Authority
 Revenue Bonds
 Northwestern Memorial Hospital
 Series 2009A
 08-15-30                            5.75             4,000,000             4,130,600
Illinois Finance Authority
 Revenue Bonds
 Sedgebrook Incorporated Facility
 Series 2007A
 11-15-12                            5.50               500,000               480,380
Illinois Finance Authority
 Revenue Bonds
 Silver Cross & Medical Centers
 Series 2009
 08-15-38                            6.88            10,700,000(i)         10,480,864
Illinois Finance Authority
 Subordinated Revenue Bonds
 Regency
 Zero Coupon
 Series 1990 Escrowed to Maturity
 04-15-20                            7.75            13,745,000(b)          8,780,030
Lake County Community High School
 District #127 -- Grayslake
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 2002B (National/FGIC)
 02-01-16                            5.32             4,000,000(b)          3,175,640
Metropolitan Pier & Exposition Authority
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1993A Escrowed to Maturity (FGIC)
 06-15-21                            6.54             1,870,000(b)          1,143,299
Metropolitan Pier & Exposition Authority
 Revenue Bonds
 McCormick Place Expansion
 Series 2002A (National)
 06-15-42                            5.25             4,000,000             3,975,040
Metropolitan Pier & Exposition Authority
 Unrefunded Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1993A (National/FGIC)
 06-15-10                            6.65               240,000(b)            234,677


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
ILLINOIS (CONT.)
Southern Illinois University
 Revenue Bonds
 Capital Appreciation
 Housing & Auxiliary
 Zero Coupon
 Series 1999A (National)
 04-01-26                            5.55%           $4,000,000(b)         $1,655,040
St. Clair County Public Building Commission
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1997B (National/FGIC)
 12-01-14                            5.95             2,000,000(b)          1,602,720
State of Illinois
 Unlimited General Obligation Bonds
 1st Series 2001 (FSA)
 05-01-26                            5.25             8,500,000             8,686,490
                                                                      ---------------
Total                                                                      67,584,612
-------------------------------------------------------------------------------------

INDIANA (1.0%)
Indiana Finance Authority
 Refunding Revenue Bonds
 Sisters of St. Francis Health
 Series 2008
 11-01-32                            5.38             1,000,000             1,003,249
Indiana Finance Authority
 Revenue Bonds
 State Revolving Fund Program
 Series 2006A
 02-01-25                            5.00             2,000,000             2,113,180
Indiana Health & Educational Facilities Financing Authority
 Refunding Revenue Bonds
 Clarian Health Obligation Group
 Series 2006B
 02-15-33                            5.00             1,050,000               885,287
Indiana Health & Educational Facilities Financing Authority
 Revenue Bonds
 Clarian Health Obligation
 Series 2006A
 02-15-36                            5.00               625,000               520,575
Indiana Transportation Finance Authority
 Prerefunded Revenue Bonds
 Series 1990A
 06-01-15                            7.25             1,475,000             1,560,624
Vigo County Hospital Authority
 Revenue Bonds
 Union Hospital Incorporated
 Series 2007
 09-01-37                            5.70             1,050,000               749,648
                                                                      ---------------
Total                                                                       6,832,563
-------------------------------------------------------------------------------------

IOWA (0.3%)
City of Coralville
 Tax Allocation Bonds
 Tax Increment
 Series 2007C
 06-01-39                            5.13             2,425,000             1,973,683
-------------------------------------------------------------------------------------

KANSAS (0.4%)
University of Kansas Hospital Authority
 Refunding & Improvement Revenue Bonds
 Kansas University Health System
 Series 2006
 09-01-23                            5.00               705,000               718,261
 09-01-25                            5.00             1,825,000             1,824,854
                                                                      ---------------
Total                                                                       2,543,115
-------------------------------------------------------------------------------------

KENTUCKY (1.4%)
Kentucky Economic Development Finance Authority
 Revenue Bonds
 Baptist Healthcare System
 Series 2009A
 08-15-24                            5.38             1,000,000             1,048,380
 08-15-27                            5.63             1,000,000             1,052,690
Kentucky Economic Development Finance Authority
 Revenue Bonds
 Louisville Arena
 Sub Series 2008A-1 (Assured Guaranty)
 12-01-33                            6.00               800,000               829,256


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
KENTUCKY (CONT.)
Louisville/Jefferson County Metropolitan Government
 Revenue Bonds
 Jewish Hospital St. Mary's Healthcare
 Series 2008
 02-01-27                            5.75%           $6,000,000            $6,044,220
                                                                      ---------------
Total                                                                       8,974,546
-------------------------------------------------------------------------------------

LOUISIANA (4.3%)
City of New Orleans
 Unlimited General Obligation Refunding Bonds
 Capital Appreciation
 Zero Coupon
 Series 1991 (AMBAC)
 09-01-12                            6.63             6,250,000(b)          5,235,688
Louisiana State Citizens Property Insurance Corporation
 Revenue Bonds
 Series 2006B (AMBAC)
 06-01-16                            5.00             1,500,000             1,475,325
New Orleans Home Mortgage Authority
 Special Obligation Refunding Bonds
 Series 1992 Escrowed to Maturity
 01-15-11                            6.25             8,620,000             9,220,728
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2001B
 05-15-30                            5.50             7,400,000             7,159,500
 05-15-39                            5.88             6,540,000             5,371,564
                                                                      ---------------
Total                                                                      28,462,805
-------------------------------------------------------------------------------------

MARYLAND (0.2%)
Maryland Health & Higher Educational Facilities Authority
 Revenue Bonds
 Washington County Hospital
 Series 2008
 01-01-33                            5.75               875,000               759,456
Maryland Economic Development Corporation
 Revenue Bonds
 University of Maryland College Park Projects
 Series 2008
 06-01-33                            5.75               400,000               358,880
                                                                      ---------------
Total                                                                       1,118,336
-------------------------------------------------------------------------------------

MASSACHUSETTS (4.8%)
Commonwealth of Massachusetts
 Limited General Obligation Refunding Bonds
 Series 2004B
 08-01-22                            5.25             2,500,000             2,898,450
 08-01-28                            5.25             2,000,000             2,268,820
Commonwealth of Massachusetts
 Refunding Revenue Bonds
 Series 2005 (National/FGIC)
 01-01-27                            5.50             1,500,000             1,570,830
 01-01-28                            5.50             1,500,000             1,551,315
Massachusetts Bay Transportation Authority
 Revenue Bonds
 Series 2005A
 07-01-31                            5.00             2,000,000             2,150,680
Massachusetts Development Finance Agency
 Revenue Bonds
 Boston University
 Series 1999P
 05-15-59                            6.00               675,000               708,244
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 Series 2002FF
 07-15-37                            5.13             2,200,000             2,238,940
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 Series 2009A
 11-15-36                            5.50             4,000,000             4,318,160
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Massachusetts Institute of Technology
 Series 2009O
 07-01-26                            5.00             3,000,000             3,257,580
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Milford Regional Medical
 Series 2007E
 07-15-37                            5.00             2,200,000             1,418,934


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
MASSACHUSETTS (CONT.)
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Partners Healthcare Systems
 Series 2007G5
 07-01-47                            5.00%           $1,500,000            $1,422,150
Massachusetts School Building Authority
 Revenue Bonds
 Series 2007A (AMBAC)
 08-15-32                            4.75             1,240,000             1,229,584
Massachusetts State Water Pollution Abatement
 Prerefunded Revenue Bonds
 Pool Program
 Series 2004-10
 08-01-34                            5.00             3,430,000             3,954,653
Massachusetts State Water Pollution Abatement
 Unrefunded Revenue Bonds
 Pool Program
 Series 2004-10
 08-01-34                            5.00               570,000               582,722
Massachusetts Water Resources Authority
 Refunding Revenue Bonds
 Series 2005A (National)
 08-01-22                            5.00             2,000,000             2,182,560
                                                                      ---------------
Total                                                                      31,753,622
-------------------------------------------------------------------------------------

MICHIGAN (2.3%)
City of Detroit
 Revenue Bonds
 Sr Lien
 Series 2003A (National)
 07-01-21                            5.00             1,350,000             1,317,654
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water Revolving Fund
 Series 2001
 10-01-19                            5.25             2,000,000             2,109,180
Michigan Municipal Bond Authority
 Revenue Bonds
 Drinking Water State Revolving Fund
 Series 2002
 10-01-22                            5.00             2,350,000             2,477,511
Michigan Municipal Bond Authority
 Revenue Bonds
 School District City of Detroit
 Series 2005 (FSA)
 06-01-19                            5.00             1,500,000             1,594,935
Michigan State Hospital Finance Authority
 Revenue Bonds
 Oakwood Obligated Group
 Series 2003
 11-01-18                            5.50             1,970,000             1,938,657
Oakland Schools Intermediate School District
 Limited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA)
 05-01-36                            5.00             2,500,000             2,511,275
Summit Academy North
 Prerefunded Certificate of Participation
 Series 2001
 07-01-21                            7.13             1,615,000             1,722,204
Troy City School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2006 (National)
 (Qualified School Board Loan Fund)
 05-01-24                            5.00             1,600,000             1,680,368
                                                                      ---------------
Total                                                                      15,351,784
-------------------------------------------------------------------------------------

MINNESOTA (2.9%)
City of Minneapolis
 Revenue Bonds
 Fairview Health Services
 Series 2008A
 11-15-23                            6.38             1,000,000             1,070,700
 11-15-32                            6.75             1,000,000             1,051,300
City of St. Louis Park
 Revenue Bonds
 Park Nicollet Health Services
 Series 2008C
 07-01-23                            5.50             6,700,000             6,853,497
 07-01-30                            5.75               800,000               803,888


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
MINNESOTA (CONT.)
Duluth Independent School District #709
 Certificate of Participation
 Series 2008B
 (School District Credit Enhancement Program)
 02-01-26                            4.75%           $1,000,000            $1,021,730
Minneapolis Special School District #1
 Unlimited General Obligation Refunding Bonds
 Series 2005A (FSA)
 (School District Credit Enhancement Program)
 02-01-15                            5.00             1,000,000             1,116,580
Minneapolis/St. Paul Housing Finance Board
 Revenue Bonds
 Mortgage-backed City Living
 Series 2006A-5 (GNMA/FNMA/FHLMC)
 04-01-27                            5.45             3,454,446             3,503,706
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
 05-15-21                            5.25             1,070,000             1,014,403
 05-15-22                            5.25             1,185,000             1,110,760
 05-15-26                            5.25             1,000,000               889,600
 05-15-36                            5.25               750,000               607,980
                                                                      ---------------
Total                                                                      19,044,144
-------------------------------------------------------------------------------------

MISSISSIPPI (0.5%)
Mississippi Home Corporation
 Revenue Bonds
 Series 2007E-1 (GNMA/FNMA/FHLMC)
 12-01-37                            5.85             3,075,000             3,236,868
-------------------------------------------------------------------------------------

MISSOURI (2.8%)
Cape Girardeau County Industrial Development Authority
 Revenue Bonds
 St. Francis Medial Center
 Series 2009
 06-01-39                            5.75               350,000               353,710
County of Boone
 Revenue Bonds
 Boone Hospital Center
 Series 2008
 08-01-38                            5.38             1,700,000             1,509,651
Missouri Joint Municipal Electric Utility Commission
 Revenue Bonds
 Plum Point Project
 Series 2006 (National)
 01-01-20                            5.00             2,000,000             1,903,480
Missouri State Health & Educational Facilities Authority
 Revenue Bonds
 Coxhealth
 Series 2008
 11-15-29                            5.25             2,800,000             2,661,848
 11-15-33                            5.50             1,500,000             1,452,945
Missouri State Health & Educational Facilities Authority
 Revenue Bonds
 Washington University
 Series 2008A
 03-15-39                            5.38            10,000,000            10,554,700
                                                                      ---------------
Total                                                                      18,436,334
-------------------------------------------------------------------------------------

NEBRASKA (1.8%)
Douglas County Hospital Authority #2
 Refunding Revenue Bonds
 Health Facilities Children's Hospital
 Series 2008
 08-15-31                            6.13             2,250,000             2,292,593
Douglas County School District #10
 Unlimited General Obligation Bonds
 Elkhorn Public Schools
 Series 2009
 06-15-28                            6.00               500,000               530,940
Madison County Hospital Authority #1
 Revenue Bonds
 Faith Regional Health Services Project
 Series 2008A-1
 07-01-33                            6.00             3,500,000             3,260,075
Municipal Energy Agency
 Refunding Revenue Bonds
 Series 2009A (BHAC)
 04-01-39                            5.38             3,000,000             3,112,350


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
NEBRASKA (CONT.)
Nebraska Elementary & Secondary School Finance Authority
 Revenue Bonds
 Boys Town Project
 Series 2008
 09-01-28                            4.75%           $2,200,000            $2,156,330
University of Nebraska
 Revenue Bonds
 Lincoln Student Fees & Facilities
 Series 2009A
 07-01-39                            5.25               350,000               355,520
                                                                      ---------------
Total                                                                      11,707,808
-------------------------------------------------------------------------------------

NEVADA (1.7%)
Clark County Water Reclamation District
 Limited General Obligation Bonds
 Series 2009A
 07-01-34                            5.25             6,500,000             6,535,100
Las Vegas Valley Water District
 Limited General Obligation Bonds
 Water Improvement
 Series 2006A (FSA)
 06-01-24                            5.00             1,000,000             1,045,770
Truckee Meadows Water Authority
 Refunding Revenue Bonds
 Series 2006 (FSA)
 07-01-32                            4.75             3,775,000             3,543,177
                                                                      ---------------
Total                                                                      11,124,047
-------------------------------------------------------------------------------------

NEW JERSEY (1.7%)
New Jersey Economic Development Authority
 Revenue Bonds
 Cigarette Tax
 Series 2004
 06-15-18                            5.63             4,950,000             4,670,028
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 AHS Hospital Corporation
 Series 2008A
 07-01-27                            5.00             1,410,000             1,319,055
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 AtlantiCare Regional Medical Center
 Series 2007
 07-01-22                            5.00               825,000               825,503
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 South Jersey Hospital
 Series 2006
 07-01-18                            5.00             1,925,000             1,968,717
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2002
 06-01-37                            6.00             2,175,000             2,462,274
                                                                      ---------------
Total                                                                      11,245,577
-------------------------------------------------------------------------------------

NEW MEXICO (0.3%)
New Mexico Hospital Equipment Loan Council
 Revenue Bonds
 Presbyterian Healthcare Services
 Series 2008A
 08-01-32                            6.38             2,165,000             2,311,073
-------------------------------------------------------------------------------------

NEW YORK (6.9%)
City of New York
 Unlimited General Obligation Bonds
 Series 2004E (FSA)
 11-01-22                            5.00             2,600,000             2,691,806
City of New York
 Unlimited General Obligation Bonds
 Series 2004H
 08-01-20                            5.00             3,660,000             3,793,444
City of New York
 Unlimited General Obligation Bonds
 Sub Series 2006J-1
 06-01-25                            5.00             1,500,000             1,526,775
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2006A
 11-15-22                            5.00             2,500,000             2,556,175


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
NEW YORK (CONT.)
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2009B
 11-15-34                            5.00%             $500,000              $498,560
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
 01-01-23                            5.00             1,000,000               924,550
New York State Dormitory Authority
 Revenue Bonds
 Columbia University
 Series 2007C
 07-01-29                            5.00             1,250,000             1,323,213
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 2nd General Resolution
 Series 1993A
 07-01-18                            5.75             5,500,000             6,221,490
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006C
 12-15-31                            5.00             4,250,000             4,321,995
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2007A
 03-15-37                            5.00             1,000,000             1,003,130
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2003-1 (National)
 07-01-23                            5.00             5,000,000             5,126,950
 07-01-24                            5.00             2,500,000             2,550,800
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2006-1
 07-01-35                            5.00               750,000               733,920
New York State Energy Research & Development Authority
 Revenue Bonds
 New York State Electric & Gas
 Series 1985 (National)
 03-15-15                            4.10             2,400,000             2,367,984
New York State Environmental Facilities Corporation
 Revenue Bonds
 New York City Municipal Water Financing Project
 2nd Resolution
 Series 2004
 06-15-26                            5.00             4,000,000             4,153,240
New York State Thruway Authority
 Revenue Bonds
 2nd General Resolution
 Series 2003B (FSA)
 04-01-21                            4.75             1,500,000             1,537,605
New York State Urban Development Corporation
 Refunding Revenue Bonds
 Service Contract
 Series 2008B
 01-01-29                            4.75             1,500,000             1,430,010
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
 12-01-16                            5.25               500,000(d)            396,235
 12-01-23                            5.00               750,000(d)            486,128
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
 06-01-19                            5.50             2,250,000             2,345,850
                                                                      ---------------
Total                                                                      45,989,860
-------------------------------------------------------------------------------------

NORTH CAROLINA (3.2%)
City of Charlotte
 Certificate of Participation
 Governmental Facilities Projects
 Series 2003G
 06-01-28                            5.00             1,750,000             1,777,895


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
NORTH CAROLINA (CONT.)
City of Charlotte
 Revenue Bonds
 Water & Sewer
 Series 2008
 07-01-26                            5.00%           $2,165,000            $2,338,828
North Carolina Capital Facilities Finance Agency
 Revenue Bonds
 Duke University Project
 Series 2009B
 10-01-38                            5.00             4,000,000             4,090,240
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003A
 01-01-10                            5.50             2,375,000             2,414,520
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003F
 01-01-14                            5.50             5,000,000             5,378,650
North Carolina Municipal Power Agency #1 Catawba
 Revenue Bonds
 Series 2003A
 01-01-11                            5.50             5,125,000             5,394,165
                                                                      ---------------
Total                                                                      21,394,298
-------------------------------------------------------------------------------------

NORTH DAKOTA (0.4%)
Ward County
 Revenue Bonds
 Trinity Obligated Group
 Series 2006
 07-01-15                            5.25               625,000               601,038
 07-01-25                            5.13             2,250,000             1,798,245
                                                                      ---------------
Total                                                                       2,399,283
-------------------------------------------------------------------------------------

OHIO (1.2%)
Cleveland State University
 Revenue Bonds
 Series 2004 (National/FGIC)
 06-01-24                            5.25             1,500,000             1,505,235
County of Miami
 Refunding & Improvement Revenue Bonds
 Upper Valley Medical Center
 Series 2006
 05-15-21                            5.25               500,000               447,035
 05-15-26                            5.25             1,750,000             1,460,830
Miami University
 Refunding Revenue Bonds
 Series 2005 (AMBAC)
 09-01-23                            4.75             2,435,000             2,470,356
Ohio State Higher Educational Facility Commission
 Revenue Bonds
 University Hospital Health Systems
 Series 2009A
 01-15-39                            6.75             2,300,000             2,361,295
                                                                      ---------------
Total                                                                       8,244,751
-------------------------------------------------------------------------------------

OREGON (0.8%)
City of Keizer
 Special Assessment Bonds
 Keizer Area
 Series 2008A
 06-01-31                            5.20             1,050,000             1,044,551
Clackamas County Hospital Facility Authority
 Revenue Bonds
 Legacy Health Systems
 Series 2009A
 07-15-35                            5.50               500,000               491,795
Oregon Health & Science University
 Revenue Bonds
 Series 2009A
 07-01-39                            5.75             1,500,000(i)          1,482,975
Oregon State Housing & Community Services Department
 Revenue Bonds
 Single Family Mortgage Program
 Series 2003A
 07-01-24                            4.80             2,580,000             2,593,132
                                                                      ---------------
Total                                                                       5,612,453
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)

PENNSYLVANIA (1.3%)
Allegheny County Hospital Development Authority
 Refunding Revenue Bonds
 Capital Appreciation
 Magee-Women's Hospital Project
 Zero Coupon
 Series 1992 (National/FGIC)
 10-01-17                            5.81%           $5,115,000(b)         $3,456,103
Allegheny County Hospital Development Authority
 Revenue Bonds
 University of Pittsburgh Medical Center
 Series 2009
 08-15-39                            5.63             1,800,000(i)          1,785,600
Montgomery County Industrial Development Authority
 Refunding Revenue Bonds
 ACTS Retirement Communities
 Series 2006B
 11-15-22                            5.00             2,500,000             2,292,925
Northampton County General Purpose Authority
 Revenue Bonds
 St. Luke's Hospital Project
 Series 2008A
 08-15-28                            5.38             1,000,000               889,510
                                                                      ---------------
Total                                                                       8,424,138
-------------------------------------------------------------------------------------

PUERTO RICO (0.8%)(c)
Commonwealth of Puerto Rico
 Unlimited General Obligation Refunding Bonds
 Series 2004A
 07-01-30                            5.00             1,000,000             1,001,090
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 2003G
 07-01-42                            5.00               985,000             1,119,541
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 2005K
 07-01-19                            5.00             2,000,000             1,912,820
Puerto Rico Highway & Transportation Authority
 Unrefunded Revenue Bonds
 Series 2003G
 07-01-42                            5.00               515,000               418,118
Puerto Rico Infrastructure Financing Authority
 Refunding Special Tax Bonds
 Series 2005C (AMBAC)
 07-01-23                            5.50             1,100,000             1,045,110
Puerto Rico Public Buildings Authority
 Prerefunded Revenue Bonds
 Government Facilities
 Series 2004I
 07-01-33                            5.25                20,000                22,694
                                                                      ---------------
Total                                                                       5,519,373
-------------------------------------------------------------------------------------

RHODE ISLAND (0.7%)
Rhode Island Housing & Mortgage Finance Corporation
 Revenue Bonds
 Homeownership Opportunity
 Series 2006-51A
 10-01-26                            4.65             2,000,000             1,952,640
 04-01-33                            4.85             2,985,000             2,811,871
                                                                      ---------------
Total                                                                       4,764,511
-------------------------------------------------------------------------------------

SOUTH CAROLINA (1.1%)
Charleston Educational Excellence Finance Corporation
 Revenue Bonds
 Charleston County School District
 Series 2005
 12-01-30                            5.25             2,500,000             2,510,925
County of Lexington
 Prerefunded Revenue Bonds
 Series 2004
 05-01-24                            5.50             2,100,000             2,441,481
Piedmont Municipal Power Agency
 Refunding Revenue Bonds
 Series 1991 (National/FGIC)
 01-01-21                            6.25             1,000,000             1,090,940
South Carolina Educational Facilities Authority
 Revenue Bonds
 Wofford College Project
 Series 2008
 04-01-38                            4.75             1,000,000               888,000


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
SOUTH CAROLINA (CONT.)
Tobacco Settlement Revenue Management Authority
 Revenue Bonds
 Series 2001B
 05-15-22                            6.00%             $655,000              $692,250
                                                                      ---------------
Total                                                                       7,623,596
-------------------------------------------------------------------------------------

TEXAS (7.3%)
City of Austin
 Refunding Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1992 (AMBAC)
 11-15-10                            6.51             5,055,000(b)          4,909,871
City of Austin
 Refunding Revenue Bonds
 Series 2008A
 11-15-35                            5.25             2,000,000             2,023,740
City of San Antonio
 Revenue Bonds
 Series 2003 (National)
 02-01-20                            5.00             1,980,000             2,049,458
College Station Independent School District
 Unlimited General Obligation Bonds
 School Building
 Series 2007 (Permanent School Fund Guarantee)
 08-15-27                            5.00             3,795,000             3,995,680
Duncanville Independent School District
 Prerefunded Unlimited General Obligation Bonds
 Capital Appreciation
 Series 2001 (Permanent School Fund Guarantee)
 02-15-28                            5.65             6,965,000             7,873,723
Fort Bend Independent School District
 Unlimited General Obligation Refunding Bonds
 School Building
 Series 2008 (Permanent School Fund Guarantee)
 08-15-34                            4.75             1,400,000             1,381,660
Fort Worth Independent School District
 Unlimited General Obligation Bonds
 Series 2008 (Permanent School Fund Guarantee)
 02-15-27                            5.00             1,000,000             1,062,300
Galena Park Independent School District
 Unlimited General Obligation Refunding Bonds
 Capital Appreciation
 Zero Coupon
 Series 2002 (Permanent School Fund Guarantee)
 08-15-28                            5.09             5,270,000(b)          2,040,702
Harris County Health Facilities
 Development Corporation
 Refunding Revenue Bonds
 Memorial Hermann Healthcare System
 Series 2008B
 12-01-35                            7.25             2,200,000             2,370,588
Spring Independent School District
 Unlimited General Obligation Bonds
 Schoolhouse
 Series 2009 (Permanent School Fund Guarantee)
 08-15-34                            5.00             4,500,000             4,586,174
State of Texas
 Unlimited General Obligation Bonds
 Transportation Community-Mobility Fund
 Series 2007
 04-01-34                            4.75               500,000               490,670
Tarrant County Cultural Education Facilities Finance Corporation
 Revenue Bonds
 C C Young Memorial Home Project
 Series 2007
 02-15-10                            4.90               400,000               396,984
Tarrant County Cultural Education Facilities
 Finance Corporation
 Revenue Bonds
 Educational Facilities
 Series 2008
 08-15-31                            5.50             7,000,000             7,064,820
Texas A&M University
 Revenue Bonds
 Financing System
 Series 2009A
 05-15-25                            5.00             2,500,000             2,702,850
 05-15-26                            5.00             2,500,000             2,680,325


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
TEXAS (CONT.)
Wilson County Memorial Hospital District
 Limited General Obligation Bonds
 Series 2003 (National)
 02-15-28                            5.13%           $3,000,000            $2,574,240
                                                                      ---------------
Total                                                                      48,203,785
-------------------------------------------------------------------------------------

VIRGINIA (1.4%)
City of Hampton
 Revenue Bonds
 Series 2002 (AMBAC)
 01-15-28                            5.13             1,800,000             1,807,866
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2005
 06-01-26                            5.50             1,300,000             1,452,048
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2005
 06-01-37                            5.63             2,000,000             2,327,980
Virginia Public School Authority
 Revenue Bonds
 School Financing
 Series 2001A
 08-01-16                            5.00             3,300,000             3,497,868
                                                                      ---------------
Total                                                                       9,085,762
-------------------------------------------------------------------------------------

WASHINGTON (4.3%)
City of Seattle
 Improvement & Refunding Revenue Bonds
 Series 2001 (FSA)
 03-01-26                            5.13             3,415,000             3,430,368
County of Yakima
 Limited General Obligation Bonds
 Series 2002 (AMBAC)
 12-01-21                            5.00             2,425,000             2,559,006
Energy Northwest
 Revenue Bonds
 Columbia Generating Station
 Series 2007D
 07-01-22                            5.00             2,900,000             3,061,675
NJB Properties
 Revenue Bonds
 King County Washington Project
 Series 2006A
 12-01-27                            5.00             4,000,000             4,149,400
State of Washington
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2008A
 07-01-27                            5.00             2,500,000             2,641,975
Washington Health Care Facilities Authority
 Revenue Bonds
 Swedish Health Services
 Series 2009A
 11-15-33                            6.50             2,930,000             2,957,952
Washington Public Power Supply System
 Refunding Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1989B (National)
 07-01-13                            6.61            10,360,000(b)          9,416,100
                                                                      ---------------
Total                                                                      28,216,476
-------------------------------------------------------------------------------------

WISCONSIN (3.5%)
Badger Tobacco Asset Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2002
 06-01-27                            6.13               795,000               849,346
Badger Tobacco Asset Securitization Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2002
 06-01-32                            6.38             1,000,000             1,113,370
State of Wisconsin
 Revenue Bonds
 Series 2009A
 05-01-33                            5.75             3,000,000             3,143,100
Wisconsin Health & Educational Facilities Authority
 Refunding Revenue Bonds
 Wheaton Healthcare
 Series 2006B
 08-15-25                            5.13             4,310,000             3,252,455


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(f,g)                           RATE              AMOUNT                VALUE(a)
WISCONSIN (CONT.)
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Medical College Wisconsin
 Series 2008A
 12-01-35                            5.25%           $3,600,000            $3,310,848
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Ministry Health
 Series 2004 (FSA)
 08-01-31                            5.00             1,000,000               936,310
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Prohealth Care Obligation Group
 Series 2009
 02-15-39                            6.63             5,300,000             5,469,652
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Riverview Hospital Association
 Series 2008
 04-01-38                            5.75             6,000,000             5,359,560
                                                                      ---------------
Total                                                                      23,434,641
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $637,971,865)                                                     $650,520,957
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (0.9%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(e,f,g)                         YIELD            MATURITY               VALUE(a)
GEORGIA (0.3%)
Athens-Clarke County Unified Government
 Development Authority
 Revenue Bonds
 University of Georgia Athletic Association
 V.R.D.N. Series 2005B (Bank of America)
 07-01-35                            0.26%           $2,000,000            $2,000,000
-------------------------------------------------------------------------------------

TENNESSEE (0.6%)
Montgomery County Public Building Authority
 Revenue Bonds
 Tennessee County Loan Pool
 V.R.D.N. Series 2006 (Bank of America)
 02-01-36                            0.26             4,000,000             4,000,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $6,000,000)                                                         $6,000,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.2%)
                                                       SHARES                VALUE(a)
JPMorgan Tax Free Money Market Fund                  7,751,581             $7,751,581
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $7,751,581)                                                         $7,751,581
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $651,723,446)(j)                                                  $664,272,538
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b) For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 0.8% of net assets at May 31, 2009.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, the value of these securities amounted to $882,363 or 0.1% of net assets.


--------------------------------------------------------------------------------
24  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(e) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2009.

(f) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA    --   ACA Financial Guaranty Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     BIG    --   Bond Investors Guarantee
     BNY    --   Bank of New York
     CGIC   --   Capital Guaranty Insurance Company
     CIFG   --   IXIS Financial Guaranty
     FGIC   --   Financial Guaranty Insurance Company
     FHA    --   Federal Housing Authority
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     FSA    --   Financial Security Assurance
     GNMA   --   Government National Mortgage Association
     MBIA   --   MBIA Insurance Corporation
     TCRS   --   Transferable Custodial Receipts
     XLCA   --   XL Capital Assurance


(g)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note


(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2009.

(i) At May 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $13,707,223. See Note 1 to the financial statements.

(j) At May 31, 2009, the cost of securities for federal income tax purposes was approximately $651,724,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $29,820,000
     Unrealized depreciation                         (17,271,000)
     -----------------------------------------------------------
     Net unrealized appreciation                     $12,549,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosures relating to the fair valuation of securities for financial statement purposes.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of May 31, 2009:

                                        FAIR VALUE AT MAY 31, 2009
                        ----------------------------------------------------------
                             LEVEL 1         LEVEL 2
                          QUOTED PRICES       OTHER        LEVEL 3
                            IN ACTIVE      SIGNIFICANT   SIGNIFICANT
                           MARKETS FOR     OBSERVABLE   UNOBSERVABLE
DESCRIPTION             IDENTICAL ASSETS     INPUTS        INPUTS         TOTAL
----------------------------------------------------------------------------------
Investments in
  securities               $7,751,581     $656,520,957       $--      $664,272,538





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
26  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
MAY 31, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $643,971,865)              $656,520,957
  Money market fund (identified cost $7,751,581)                      7,751,581
-------------------------------------------------------------------------------
Total investments in securities (identified cost $651,723,446)      664,272,538
Capital shares receivable                                               381,953
Dividends and accrued interest receivable                             9,244,246
Receivable for investment securities sold                             4,067,801
-------------------------------------------------------------------------------
Total assets                                                        677,966,538
-------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                       228,026
Capital shares payable                                                  322,705
Payable for investment securities purchased                          13,707,223
Accrued investment management services fees                               7,455
Accrued distribution fees                                               132,169
Accrued transfer agency fees                                                972
Accrued administrative services fees                                      1,250
Other accrued expenses                                                   81,145
-------------------------------------------------------------------------------
Total liabilities                                                    14,480,945
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $663,485,593
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $  1,825,816
Additional paid-in capital                                          669,835,488
Undistributed net investment income                                   1,080,606
Accumulated net realized gain (loss)                                (21,805,409)
Unrealized appreciation (depreciation) on investments                12,549,092
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $663,485,593
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $634,784,018          174,684,716                       $3.63(1)
Class B                     $ 21,628,317            5,951,153                       $3.63
Class C                     $  7,073,258            1,945,746                       $3.64
-----------------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $3.81. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT  27

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                            16,312,976
Income distributions from money market fund                             11,374
------------------------------------------------------------------------------
Total income                                                        16,324,350
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                  1,310,626
Distribution fees
  Class A                                                              765,179
  Class B                                                              103,266
  Class C                                                               32,667
Transfer agency fees
  Class A                                                              167,328
  Class B                                                                6,179
  Class C                                                                1,881
Administrative services fees                                           220,242
Interest and fee expense                                                 9,095
Compensation of board members                                           10,140
Custodian fees                                                          17,850
Printing and postage                                                    15,500
Registration fees                                                       32,529
Professional fees                                                       15,944
Other                                                                   11,631
------------------------------------------------------------------------------
Total expenses                                                       2,720,057
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (81,937)
  Earnings and bank fee credits on cash balances                        (2,611)
------------------------------------------------------------------------------
Total net expenses                                                   2,635,509
------------------------------------------------------------------------------
Investment income (loss) -- net                                     13,688,841
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                   (9,853,257)
Net change in unrealized appreciation (depreciation) on
  investments                                                       59,411,144
------------------------------------------------------------------------------
Net gain (loss) on investments                                      49,557,887
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $63,246,728
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                       MAY 31, 2009  NOV. 30, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $ 13,688,841  $  27,710,256
Net realized gain (loss) on investments                                  (9,853,257)   (10,958,230)
Net change in unrealized appreciation (depreciation) on
  investments                                                            59,411,144    (66,544,355)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          63,246,728    (49,792,329)
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                             (13,118,279)   (26,629,874)
    Class B                                                                (364,879)      (796,435)
    Class C                                                                (115,443)      (170,996)
--------------------------------------------------------------------------------------------------
Total distributions                                                     (13,598,601)   (27,597,305)
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                         57,930,367     83,054,202
  Class B shares                                                          2,048,092      3,831,935
  Class C shares                                                          1,634,812      2,780,521
Reinvestment of distributions at net asset value
  Class A shares                                                          9,555,666     19,228,619
  Class B shares                                                            306,193        664,700
  Class C shares                                                            103,215        153,590
Payments for redemptions
  Class A shares                                                        (64,023,747)  (126,790,870)
  Class B shares                                                         (1,946,776)    (8,787,814)
  Class C shares                                                           (775,736)    (1,478,291)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions         4,832,086    (27,343,408)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  54,480,213   (104,733,042)
Net assets at beginning of period                                       609,005,380    713,738,422
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $663,485,593  $ 609,005,380
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $  1,080,606  $     990,366
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Nov. 30,                      2009(k)          2008         2007         2006         2005
Net asset value, beginning of period                 $3.37        $3.79        $3.90        $3.84        $3.89
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .08(b)       .15(b)       .15          .14          .14
Net gains (losses) (both realized and
 unrealized)                                           .25         (.42)        (.11)         .08         (.02)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                       .33         (.27)         .04          .22          .12
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.07)        (.15)        (.15)        (.14)        (.14)
Distributions from realized gains                       --           --           --         (.02)        (.03)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.07)        (.15)        (.15)        (.16)        (.17)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.63        $3.37        $3.79        $3.90        $3.84
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $635         $584         $683         $788         $601
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including interest and
 fee expense)(c),(d),(e)                              .82%(f)      .89%         .94%         .95%         .91%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest and
 fee expense)(d),(e),(g),(h)                          .79%(f)      .86%         .91%         .91%         .90%
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding interest and
 fee expense)(c),(e)                                  .82%(f)      .82%         .82%         .83%         .83%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest and
 fee expense)(e),(g),(h)                              .79%(f)      .79%         .79%         .79%         .82%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.31%(f)     4.14%        3.91%        3.70%        3.55%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                20%          37%          51%          32%          29%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                     10.02%(j)    (7.33%)       1.04%        5.83%        3.06%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended May 31, 2009 and for the year ended Nov. 30, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended May 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Nov. 30,                      2009(k)          2008         2007         2006         2005
Net asset value, beginning of period                 $3.37        $3.79        $3.90        $3.84        $3.89
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .06(b)       .12(b)       .12          .11          .11
Net gains (losses) (both realized and
 unrealized)                                           .26         (.42)        (.11)         .08         (.02)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                       .32         (.30)         .01          .19          .09
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.06)        (.12)        (.12)        (.11)        (.11)
Distributions from realized gains                       --           --           --         (.02)        (.03)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.06)        (.12)        (.12)        (.13)        (.14)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.63        $3.37        $3.79        $3.90        $3.84
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------

Net assets, end of period (in millions)                $22          $20          $26          $43          $29
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including interest and
 fee expense)(c),(d),(e)                             1.58%(f)     1.64%        1.69%        1.70%        1.67%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest and
 fee expense)(d),(e),(g),(h)                         1.55%(f)     1.61%        1.66%        1.67%        1.66%
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding interest and
 fee expense)(c),(e)                                 1.58%(f)     1.57%        1.57%        1.58%        1.59%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest and
 fee expense)(e),(g),(h)                             1.55%(f)     1.54%        1.54%        1.55%        1.58%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.56%(f)     3.39%        3.11%        2.93%        2.78%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                20%          37%          51%          32%          29%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                      9.61%(j)    (8.02%)        .28%        5.03%        2.29%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended May 31, 2009 and for the year ended Nov. 30, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended May 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Nov. 30,                      2009(k)          2008         2007         2006         2005
Net asset value, beginning of period                 $3.37        $3.79        $3.90        $3.84        $3.89
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .06(b)       .12(b)       .12          .11          .11
Net gains (losses) (both realized and
 unrealized)                                           .27         (.42)        (.11)         .08         (.02)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                       .33         (.30)         .01          .19          .09
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.06)        (.12)        (.12)        (.11)        (.11)
Distributions from realized gains                       --           --           --         (.02)        (.03)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.06)        (.12)        (.12)        (.13)        (.14)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.64        $3.37        $3.79        $3.90        $3.84
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------

Net assets, end of period (in millions)                 $7           $6           $5           $7           $4
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including interest and
 fee expense)(c),(d),(e)                             1.57%(f)     1.64%        1.69%        1.70%        1.68%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest and
 fee expense)(d),(e),(g),(h)                         1.54%(f)     1.61%        1.66%        1.67%        1.67%
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding interest and
 fee expense)(c),(e)                                 1.57%(f)     1.57%        1.57%        1.58%        1.60%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest and
 fee expense)(e),(g),(h)                             1.54%(f)     1.54%        1.54%        1.55%        1.59%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.56%(f)     3.35%        3.14%        2.93%        2.78%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                20%          37%          51%          32%          29%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                      9.92%(j)    (8.02%)        .28%        5.03%        2.29%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended May 31, 2009 and for the year ended Nov. 30, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended May 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------
(UNAUDITED AS TO MAY 31, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Tax-Exempt Bond Fund (the Fund) is a series of RiverSource Tax-Exempt Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in investment-grade bonds and other debt obligations whose interest is exempt from federal income tax.

The Fund offers Class A, Class B and Class C shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price

--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Swap transactions are valued through an authorized pricing service, broker, or internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward commitments. At May 31, 2009, the Fund has outstanding when-issued securities of $13,707,223.

INVERSE FLOATER PROGRAM TRANSACTIONS
The Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the short-term floating rate notes to tender their notes at par, and (2) to transfer the municipal bonds from the trusts to the Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts, if any, remain in the Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "Short-term floating rate notes outstanding" in the Statement of Assets and Liabilities. The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The income received by the inverse floating rate security holder varies inversely with the short-term rate paid to the floating rate note holders, and in most circumstances

--------------------------------------------------------------------------------
34  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



the inverse floating rate security holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The inverse floating rate security holder will be subject to greater interest rate risk than if they were to hold the underlying bond because the interest rate is dependent on both the fixed coupon rate of the underlying bond and the short-term interest rate paid on the floating rate notes. The inverse floating rate security holder is also subject to the credit risk, liquidity risk and market risk associated with the underlying bond. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. The inclusion of interest and fee expense related to the short-term floating rate notes corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. At May 31, 2009, and for the six months then ended, the Fund had no outstanding short-term floating rate notes.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts and market discount. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.


--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At May 31, 2009, the fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

The Fund has adopted Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. See Investments in Derivatives for more information.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.


--------------------------------------------------------------------------------
36  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



OTHER
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments which are securities or contracts whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indexes. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as interest rate risk and credit risk.

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities or interest rates. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. At May 31, 2009, and during the six months then ended, the Fund had no outstanding futures contracts.


--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


INTEREST RATE SWAP TRANSACTIONS
The Fund may enter into interest rate swap transactions to produce incremental earnings, or to gain exposure to or protect itself from market rate changes, or to synthetically add or subtract principal exposure to a market. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the "effective date"). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. At May 31, 2009, and during the six months then ended, the Fund had no outstanding interest rate swap contracts.

3. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.41% to 0.25% annually as the Fund's assets increase.

--------------------------------------------------------------------------------
38  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



The management fee for the six months ended May 31, 2009 was 0.41% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. The fee for the six months ended May 31, 2009 was 0.07% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended May 31, 2009, other expenses paid to this company were $2,779.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and

--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $453,000 and $54,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $203,032 for Class A, $2,157 for Class B and $1,156 for Class C for the six months ended May 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended May 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs and fees and expenses of acquired funds*) were as follows:

Class A.............................................  0.79%
Class B.............................................  1.55
Class C.............................................  1.54


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $44,484
Class B...........................................    1,501
Class C...........................................      560


The management fees waived/reimbursed at the Fund level were $35,392.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Nov. 30, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs


--------------------------------------------------------------------------------
40  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




and fees and expenses of acquired funds*), will not exceed the following percentage of the class average daily net assets:

Class A.............................................  0.79%
Class B.............................................  1.55
Class C.............................................  1.54


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the six months ended May 31, 2009, the Fund's custodian and transfer agency fees were reduced by $2,611 as a result of earnings and bank fee credits from overnight cash balances.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $138,102,197 and $122,477,229, respectively, for the six months ended May 31, 2009. Realized gains and losses are determined on an identified cost basis.

5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                     SIX MONTHS ENDED MAY 31, 2009
                                    ISSUED FOR
                                    REINVESTED                        NET
                         SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
---------------------------------------------------------------------------------
Class A               16,978,969    2,716,923    (18,464,123)       1,231,769
Class B                  594,018       87,065       (559,308)         121,775
Class C                  475,841       29,317       (220,564)         284,594
---------------------------------------------------------------------------------


                                        YEAR ENDED NOV. 30, 2008
                                    ISSUED FOR
                                    REINVESTED                        NET
                         SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
---------------------------------------------------------------------------------
Class A               22,692,674    5,272,827    (34,633,015)      (6,667,514)
Class B                1,051,767      181,923     (2,388,579)      (1,154,889)
Class C                  766,759       42,261       (399,643)         409,377
---------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended May 31, 2009.

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $9,775,831 at Nov. 30, 2008, that if not offset by capital gains will expire as follows:


  2014         2016
$729,270    $9,046,561


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment

--------------------------------------------------------------------------------
42  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).


--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the

--------------------------------------------------------------------------------
44  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT  45

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource Investments provides investment advice and other services to the Fund and all funds in the RiverSource Family of Funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2009, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto). Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered RiverSource Investments' ability to

--------------------------------------------------------------------------------
46  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods, recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2007 to December 2008. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment, if applicable), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the

--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT  47

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------



Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2009, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.


--------------------------------------------------------------------------------
48  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                  RIVERSOURCE TAX-EXEMPT BOND FUND -- 2009 SEMIANNUAL REPORT  49

RIVERSOURCE TAX-EXEMPT BOND FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                              S-6315 Z (7/09)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Tax-Exempt Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date August 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date August 4, 2009


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date August 4, 2009